Share Based Compensation (Details Textual) (USD $)	12 Months Ended													1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2010 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 2010 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Dec. 31, 2010 2010 Plan [Member]	Apr. 29, 2010 2010 Plan [Member]	May 31, 2012 Stock appreciation right and restricted stock unit [Member]	Mar. 31, 2011 Stock appreciation right and restricted stock unit [Member]	Dec. 31, 2012 Stock appreciation right and restricted stock unit [Member] Installment	Dec. 31, 2011 Stock appreciation right and restricted stock unit [Member]	Dec. 31, 2010 Stock appreciation right and restricted stock unit [Member]
Share Based Compensation (Textual) [Abstract]
Shares for issuance										1,500,000			1,500,000
Aggregate initial grant																		599,999
Additional grants														300,000	600,001
Number of equal installments																3
Granted SARs and RSUs vest expire																tenth anniversary
SARs and RSUs granted to non-employees				150,068	286,131	290,242	95,724	205,454	194,026
Closing Ads Price				$ 12.32	$ 12.52	$ 13.66	$ 12.32	$ 12.52	$ 13.66
Intrinsic value of unvested SARs and RSUs				$ 0.00	$ 0.00	$ 300,000	$ 3,500,000	$ 4,100,000	$ 2,200,000
Grant date fair value of the SARs granted				$ 1,400,000	$ 3,200,000	$ 2,900,000	$ 12.28	$ 13.30	$ 12.42
Number of shares, SARs and RSUs granted				183,164	349,235	359,605	116,836	250,766	240,394	1,500,000	1,200,000	599,999
Weighted average remaining vesting term																1 year	1 year	1 year 4 months
Share Based Compensation (Additional Textual) [Abstract]
Share-based compensation related to SARs and RSUs granted under the 2010 Plan	$ 3,635,000	$ 4,768,000	$ 3,720,000
Unamortized share-based compensation expense total	$ 2,600,000	$ 3,600,000	$ 2,900,000